Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Registrant CIK	dei_EntityCentralIndexKey	0000883622
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct. 30, 2024
Risk/Return	rr_RiskReturnHeading	Prospectus
Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWGAX
Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWGCX
Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWGIX
Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWGNX
Macquarie Global Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Global Allocation Fund seeks to provide total return.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie ® (to be renamed Macquarie Funds on or about December 31, 2024). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds by Macquarie ®
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

Macquarie Global Allocation Fund is a fund-of-funds that seeks to achieve its objective primarily by allocating its assets among a diverse group of equity and fixed-income mutual funds, including affiliated and unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs), and directly investing in stocks and bonds.

The Fund invests primarily in mutual funds that are series of the Delaware Funds (each such fund is an “Underlying Affiliated Fund”). Each Underlying Affiliated Fund, in turn, invests in a diversified portfolio of securities from one or more of the following asset classes: domestic equity securities, foreign equity securities (from issuers in both developed and emerging markets) and bonds (both investment grade and high-yield (junk) bonds) issued by domestic and foreign corporations and governments. The Fund invests in Underlying Affiliated Funds and stocks and bonds that utilize a variety of growth or income investment strategies to seek to achieve their respective objectives. The Underlying Affiliated Funds of the Trust are managed by Delaware Management Company (Manager).

For the purposes of this section, a reference to the Manager may also include Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK,” or the “Sub-advisor”), with respect to its role as sub-advisor of the Fund.

Under normal circumstances, the Fund's “policy” asset mix is 65% invested in equities and 35% invested in fixed income. However, at any given time, the Fund's permissible ranges are 45% to 85% invested in equities and 15% to 55% invested in fixed income and other asset classes.

Through its investments in the Underlying Affiliated Funds and/or its direct stock and bond investments, the Fund will invest, under normal circumstances, at least 40% of its assets in foreign investments.

MIMAK and the Manager use a dynamic asset-allocation framework to determine the proportion of the Fund's assets that will be allocated to the various asset classes noted above, based on the market assessment and portfolio risk contribution for such asset classes. The framework is intended to reduce riskier assets in times of market volatility and provide additional downside protection.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	Macquarie Global Allocation Fund is a fund-of-funds that seeks to achieve its objective primarily by allocating its assets among a diverse group of equity and fixed-income mutual funds, including affiliated and unaffiliated equity and fixed-income mutual funds and unaffiliated exchange-traded funds (ETFs), and directly investing in stocks and bonds.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk	rr_RiskTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign and emerging markets risk — The risk that international investing (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards. The risk associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, there often is substantially less publicly available information about issuers and such information tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets may also be smaller, less liquid, and subject to greater price volatility.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Currency risk — The risk that fluctuations in exchange rates between the US dollar and foreign currencies and between various foreign currencies may cause the value of an investment to decline.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Investment company securities risk — The risk that when a fund invests in another investment company, shareholders of the fund bear their proportionate share of the other investment company’s fees and expenses as well as their share of the fund’s fees and expenses, which could result in the duplication of certain fees.  Investment in other investment companies also typically reflects the risks of the types of securities in which the investment companies invest.

Exchange-traded fund risk — The risks of investing in an ETF typically reflect the risks of the instruments in which the ETF invests. Because ETFs are investment companies, a fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, a fund's expenses may be higher and performance may be lower.

Fund of funds risk — The ability of a fund of funds to meet its investment objective is directly related to its investments in underlying funds and the ability of those funds to meet their investment objectives. A fund of funds’ share price will likely change daily based on the performance of the underlying funds in which it invests. In general, a fund of funds is subject to the same risks as those of the underlying funds it holds.

Equity funds risk. The Fund invests in underlying equity funds that are subject to market risk.  Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Bond funds risk. The Fund invests in underlying fixed income funds that are subject to fixed income risk.  Fixed income risk is the risk that bonds may decrease in value if interest rates increase; an issuer may not be able to make principal and interest payments when due; a bond may be prepaid prior to maturity; and, in the case of high yield bonds (“junk bonds”), such bonds may be subject to an increased risk of default, a more limited secondary market than investment grade bonds, and greater price volatility. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

US government securities risk — The risk that certain US government securities, such as securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Bank system (FHLB), are not backed by the “faith and credit” of the US government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the US Treasury.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Global Allocation Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Fund. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager.

The returns presented below for the Fund prior to February 26, 2018 reflect the performance of the Waddell & Reed Advisors Wilshire Global Allocation Fund (the “Global Allocation Predecessor Fund” or “Predecessor Fund”). The Fund has adopted the performance of the Predecessor Fund prior to February 26, 2018 as the result of a reorganization in which the Fund acquired all of the assets and liabilities of the Predecessor Fund (the “Reorganization”). As part of the Reorganization, Class Y shares of the Predecessor Fund were reorganized into Class I shares of the Fund. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not commenced operations. The chart and table below provide some indication of the risks of investing in the Predecessor Fund prior to February 26, 2018, and in the Fund beginning on February 26, 2018.

Effective May 18, 2017, the name of the Predecessor Fund changed from Waddell & Reed Advisors Asset Strategy Fund to Waddell & Reed Advisors Wilshire Global Allocation Fund, and the Predecessor Fund changed its investment strategy to operate as a “fund of funds.” The Predecessor Fund’s performance prior to that date reflects the Predecessor Fund’s former strategy; its performance may have differed if the Fund’s current strategy had been in place.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	delawarefunds.com/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

As of September 30, 2024, the Fund’s Class A shares had a calendar year-to-date return of 11.52%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.12% for the quarter ended June 30, 2020, and its lowest quarterly return was -17.56% for the quarter ended March 31, 2020.    The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2023
Macquarie Global Allocation Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Global Allocation Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Macquarie Global Allocation Fund | MSCI ACWI (All Country World Index) (gross)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	MSCI ACWI Index
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[1]
1 year	rr_AverageAnnualReturnYear01	22.81%	[1]
5 years	rr_AverageAnnualReturnYear05	12.27%	[1]
10 years	rr_AverageAnnualReturnYear10	8.48%	[1]
Macquarie Global Allocation Fund | MSCI ACWI (All Country World Index) (net)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[1]
1 year	rr_AverageAnnualReturnYear01	22.20%	[1]
5 years	rr_AverageAnnualReturnYear05	11.72%	[1]
10 years	rr_AverageAnnualReturnYear10	7.93%	[1]
Macquarie Global Allocation Fund | Bloomberg US Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Bloomberg US Aggregate Index
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[1]
1 year	rr_AverageAnnualReturnYear01	5.53%	[1]
5 years	rr_AverageAnnualReturnYear05	1.10%	[1]
10 years	rr_AverageAnnualReturnYear10	1.81%	[1]
Macquarie Global Allocation Fund | Bloomberg Global Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[1]
1 year	rr_AverageAnnualReturnYear01	5.72%	[1]
5 years	rr_AverageAnnualReturnYear05	(0.32%)	[1]
10 years	rr_AverageAnnualReturnYear10	0.38%	[1]
Macquarie Global Allocation Fund | 65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Global Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	65% MSCI ACWI Index + 35% Bloomberg Multiverse Index to 65% MSCI ACWI Index + 35% Bloomberg Global Aggregate Index
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[2]
1 year	rr_AverageAnnualReturnYear01	16.87%	[2]
5 years	rr_AverageAnnualReturnYear05	8.31%	[2]
10 years	rr_AverageAnnualReturnYear10	6.19%	[2]
Macquarie Global Allocation Fund | 65% MSCI ACWI (All Country World Index) (net) + 35% Bloomberg Multiverse Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[2]
1 year	rr_AverageAnnualReturnYear01	16.95%	[2]
5 years	rr_AverageAnnualReturnYear05	8.35%	[2]
10 years	rr_AverageAnnualReturnYear10	6.23%	[2]
Macquarie Global Allocation Fund | Bloomberg Global Aggregate Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[2]
1 year	rr_AverageAnnualReturnYear01	7.15%	[2]
5 years	rr_AverageAnnualReturnYear05	1.40%	[2]
10 years	rr_AverageAnnualReturnYear10	2.41%	[2]
Macquarie Global Allocation Fund | Bloomberg Multiverse Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)	[2]
1 year	rr_AverageAnnualReturnYear01	7.36%	[2]
5 years	rr_AverageAnnualReturnYear05	1.54%	[2]
10 years	rr_AverageAnnualReturnYear10	2.52%	[2]
Macquarie Global Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[5]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 691
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2014	rr_AnnualReturn2014	(5.27%)
2015	rr_AnnualReturn2015	(8.22%)
2016	rr_AnnualReturn2016	(2.70%)
2017	rr_AnnualReturn2017	15.92%
2018	rr_AnnualReturn2018	(7.58%)
2019	rr_AnnualReturn2019	18.16%
2020	rr_AnnualReturn2020	10.88%
2021	rr_AnnualReturn2021	11.26%
2022	rr_AnnualReturn2022	(14.51%)
2023	rr_AnnualReturn2023	12.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.56%)
1 year	rr_AverageAnnualReturnYear01	5.91%
5 years	rr_AverageAnnualReturnYear05	5.70%
10 years	rr_AverageAnnualReturnYear10	1.81%
Macquarie Global Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.59%
5 years	rr_AverageAnnualReturnYear05	4.04%
10 years	rr_AverageAnnualReturnYear10	(0.48%)
Macquarie Global Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.41%
5 years	rr_AverageAnnualReturnYear05	4.14%
10 years	rr_AverageAnnualReturnYear10	0.50%
Macquarie Global Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%	[5]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 299
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	619
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,066
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,305
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	619
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,066
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,305
1 year	rr_AverageAnnualReturnYear01	10.67%
5 years	rr_AverageAnnualReturnYear05	6.13%
10 years	rr_AverageAnnualReturnYear10	1.75%
Macquarie Global Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%	[5]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	540
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,200
1 year	rr_AverageAnnualReturnYear01	12.93%
5 years	rr_AverageAnnualReturnYear05	7.32%
10 years	rr_AverageAnnualReturnYear10	2.74%
Macquarie Global Allocation Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.06%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[7]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%	[5]
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 84
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	264
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,024
1 year	rr_AverageAnnualReturnYear01	12.93%
5 years	rr_AverageAnnualReturnYear05	7.34%
Lifetime	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 26, 2018

[1]	In connection with new regulatory requirements, effective as of the annual report dated June 30, 2024, the Fund changed its broad-based securities market benchmark indexes to the MSCI ACWI Index and the Bloomberg US Aggregate Index. Effective as of the date of this prospectus, the Fund changed its broad-based securities market benchmark indexes to the MSCI ACWI Index and the Bloomberg Global Aggregate Index. Although the MSCI ACWI Index and the Bloomberg Global Aggregate Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the composite blended index for comparative purposes because the Manager believes it is more representative of the Fund's investment universe.
[2]	Effective as of the date of this prospectus, the Fund changed its secondary benchmark index from 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index to 65% MSCI ACWI Index + 35% Bloomberg Global Aggregate Index.
[3]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[4]	Acquired fund fees and expenses sets forth the Fund's pro rata portion of the cumulative expenses charged by the registered investment companies (RICs) in which the Fund invested during the last fiscal year. The actual acquired fund fees and expenses will vary with changes in the allocations of the Fund's assets. The acquired fund fees and expenses shown are based on the total expense ratio of the RICs for the RICs' most recent fiscal period. These expenses are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's NAV.
[5]	The Total annual fund operating expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the acquired fund fees and expenses.
[6]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.33% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.19% of the Fund’s Class R6 shares’ average daily net assets, from October 30, 2024 through October 29, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[7]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”